Putnam Investments
                                                One Post Office Square
                                                Boston, MA 02109
                                                March 3, 2000
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

RE: Putnam Utilities Growth and Income Fund (Reg. No. 33-37011) (811-5889)
    (the "Fund") Post-Effective Amendment No. 10 to Registration Statement on Form N-1A

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Fund hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment
No. 10 to the Fund's Registration Statement on Form N-1A (the "Amendment") would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on February 25, 2000.

     Comments or questions concerning this certificate may be directed to Kathleen Moynihan at 1-800-225-2465, ext. 11796.

                                      Very truly yours,

                                      Putnam Utilities Growth and Income Fund

                                      /s/ Gordon H. Silver
                                  By: ----------------------------

                                      Gordon H. Silver
                                      Vice President
cc: John Samia, Esq.